Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	$ 644		$ 373
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Weather Company
Financial assets and financial liabilities measured at fair value on a recurring basis:
Financing receivable	102	$ 100
Foreign Exchange Call Option
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	0		62
Fair Value, Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6,948		7,699
Total assets	8,386		8,446
Total liabilities	726		593
Fair Value, Recurring | Prepaid Expenses and Other Current Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	575		304
Fair Value, Recurring | Other Noncurrent Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	96		37
Fair Value, Recurring | Other Current Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	262		294
Fair Value, Recurring | Other Noncurrent Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	463		299
Fair Value, Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments	0		25
Fair Value, Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	284		494
Fair Value, Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	644		373
Fair Value, Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	0		2
Derivatives designated as hedging - Liabilities	362		299
Fair Value, Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	645		131
Derivatives designated as hedging - Liabilities	294		275
Derivatives not designated as hedging - Assets	22		115
Derivatives not designated as hedging - Liabilities	43		19
Fair Value, Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	4		93
Derivatives not designated as hedging - Liabilities	27		0
Fair Value, Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6,663		7,206
Fair Value, Recurring | Level 2 And 3
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 124		$ 8